Condensed Financial Information (Parent Company) (Loans to Subsidiaries - Narrative) (Details) - Parent Company - USD ($) $ in Millions	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates				$ 1,200	$ 1,709
Senior notes				16,994	15,317
Loans to Subsidiaries, Repayment Amount				761	832	$ 645
Interest Income [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to Subsidiaries, Interest Income				91	155	103
American Life $150 Million May 2015 [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates				$ 150
Debt Instrument, Interest Rate Terms				six-month LIBOR plus 1.00%
American Life $150 Million April 2015 [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates				$ 150
Debt Instrument, Interest Rate Terms				six-month LIBOR plus 0.875%
American Life Loan One [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates					$ 100
Advances To Affiliate Instrument Interest Rate Effective Percentage					3.17%
Loans to subsidiaries, maturity date					Jun. 30, 2020
American Life Loan Two [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates					$ 120
Debt Instrument, Interest Rate Terms					six-month LIBOR plus 0.875%
Advances To Affiliate Repayment					$ 120
American Life Loan Three [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates					$ 150
Debt Instrument, Interest Rate Terms					six-month LIBOR plus 0.875%
Advances To Affiliate Repayment					$ 150
MetLife Reinsurance Company of Delaware Surplus Note [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates						$ 350
Advances To Affiliate Instrument Interest Rate Effective Percentage						6.00%
Loans to subsidiaries, maturity date						Dec. 01, 2033
MetLife Ireland Treasury Limited loan from MetLife, Inc.
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates						$ 1,500
Advances To Affiliate Instrument Interest Rate Effective Percentage						8.50%
Loans to subsidiaries, maturity date						Jul. 01, 2023
Loans to Subsidiaries, Repayment Amount	$ 231	$ 69	$ 153	$ 77	493	$ 245
Metlife Bank Liquidity Agreement [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity						400
Repayments of Related Party Debt						$ 400
Debt Instrument, Description of Variable Rate Basis						three-month LIBOR plus 1.75%
Senior Notes Affiliated [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Senior notes					$ 500
Senior Note Issued To Metlife Reinsurance Company Of Delaware [Member] | Senior Notes Affiliated [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Senior notes						$ 350